U.S. Bancorp (Parent Company)	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
U.S. Bancorp (Parent Company)

NOTE 24	U.S. Bancorp (Parent Company)

Condensed Balance Sheet

At December 31 (Dollars in Millions)	2019	2018

Assets
Due from banks, principally interest-bearing	$11,583	$9,969
Available-for-sale securities	1,631	921
Investments in bank subsidiaries	48,518	47,549
Investments in nonbank subsidiaries	3,128	2,568
Advances to bank subsidiaries	3,850	3,800
Advances to nonbank subsidiaries	1,465	2,543
Other assets	1,211	813

Total assets	$71,386	$68,163

Liabilities and Shareholders’ Equity
Short-term funds borrowed	$8	$–
Long-term debt	18,602	16,291
Other liabilities	923	843
Shareholders’ equity	51,853	51,029

Total liabilities and shareholders’ equity	$71,386	$68,163

Condensed Income Statement

Year Ended December 31 (Dollars in Millions)	2019	2018	2017

Income
Dividends from bank subsidiaries	$7,100	$5,300	$4,800
Dividends from nonbank subsidiaries	6	6	5
Interest from subsidiaries	317	220	159
Other income	25	33	41

Total income	7,448	5,559	5,005

Expense
Interest expense	551	471	402
Other expense	140	133	124

Total expense	691	604	526

Income before income taxes and equity in undistributed income of subsidiaries	6,757	4,955	4,479
Applicable income taxes	(92)	(91)	(176)

Income of parent company	6,849	5,046	4,655
Equity in undistributed income of subsidiaries	65	2,050	1,563

Net income attributable to U.S. Bancorp	$6,914	$7,096	$6,218

Condensed Statement of Cash Flows

Year Ended December 31 (Dollars in Millions)	2019	2018	2017

Operating Activities
Net income attributable to U.S. Bancorp	$6,914	$7,096	$6,218
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed income of subsidiaries	(65)	(2,050)	(1,563)
Other, net	231	359	(125)

Net cash provided by operating activities	7,080	5,405	4,530

Investing Activities
Proceeds from sales and maturities of investment securities	291	39	100
Purchases of investment securities	(1,013)	(10)	(844)
Net (increase) decrease in short-term advances to subsidiaries	578	(488)	(790)
Long-term advances to subsidiaries	(2,600)	(500)	–
Principal collected on long-term advances to subsidiaries	2,550	–	500
Other, net	(341)	304	(12)

Net cash used in investing activities	(535)	(655)	(1,046)

Financing Activities
Net increase (decrease) in short-term borrowings	8	(1)	(21)
Proceeds from issuance of long-term debt	3,743	2,100	3,920
Principal payments or redemption of long-term debt	(1,500)	(1,500)	(1,250)
Proceeds from issuance of preferred stock	–	565	993
Proceeds from issuance of common stock	88	86	159
Repurchase of preferred stock	–	–	(1,085)
Repurchase of common stock	(4,525)	(2,822)	(2,631)
Cash dividends paid on preferred stock	(302)	(274)	(284)
Cash dividends paid on common stock	(2,443)	(2,092)	(1,928)

Net cash used in financing activities	(4,931)	(3,938)	(2,127)

Change in cash and due from banks	1,614	812	1,357
Cash and due from banks at beginning of year	9,969	9,157	7,800

Cash and due from banks at end of year	$11,583	$9,969	$9,157

Transfer of funds (dividends, loans or advances) from bank subsidiaries to the Company is restricted. Federal law requires loans to the Company or its affiliates to be secured and generally limits loans to the Company or an individual affiliate to 10 percent of each bank’s unimpaired capital and surplus. In the aggregate, loans to the Company and all affiliates cannot exceed 20 percent of each bank’s unimpaired capital and surplus.
Dividend payments to the Company by its subsidiary bank are subject to regulatory review and statutory limitations and, in some instances, regulatory approval. In general, dividends by the Company’s bank subsidiary to the parent company are limited by rules which compare dividends to net income for regulatorily-defined periods. Furthermore, dividends are restricted by minimum capital constraints for all national banks.